Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net
Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net

The Company has two categories of fixed assets: systems, equipment and other assets related to contracts ("Systems & Equipment"); and property, plant and equipment ("PPE").

Systems & Equipment are assets that primarily support the Company’s operating contracts and facilities management contracts (collectively, the "Contracts") and are principally composed of lottery and gaming assets. The estimated useful lives for Systems & Equipment depends on the type of cost as follows:

•	Lottery hard costs (such as terminals, mainframe computers, communications equipment);

•	Lottery soft costs (such as software development costs represented by internal personnel costs); and

•	Commercial gaming machines.

Lottery hard and soft costs are typically depreciated over the base term of the Contracts the asset relates to, generally not to exceed 10 years, and commercial gaming machines over three to five years.

PPE are assets the Company uses internally, primarily in manufacturing, selling, general and administration, research and development, and commercial service applications not associated with contracts. Buildings are depreciated over 40 years, furniture and equipment over five to ten years, and leasehold improvements are amortized over the shorter of the lease term or estimated useful life.

Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2017	2016	2017	2016
Land	547	574	2,542	18,787
Buildings	151,962	121,572	70,389	219,416
Terminals and systems	2,969,848	2,652,742	—	—
Furniture and equipment	197,610	172,666	241,632	234,458
Contracts in progress	149,245	169,367	—	—
Construction in progress	—	—	20,603	36,353
	3,469,212	3,116,921	335,166	509,014
Accumulated depreciation	(2,035,018)	(1,917,247)	(141,443)	(151,173)
	1,434,194	1,199,674	193,723	357,841

Borrowing costs of $4.2 million and $1.5 million were capitalized to Systems & Equipment in 2017 and 2016, respectively. The rate used to determine the amount of borrowing costs eligible for capitalization was approximately 5.8% and 5.6% for 2017 and 2016, respectively, which was the effective interest rate of all borrowings.

Impairment losses related to Systems & Equipment of $1.2 million, $7.7 million and $2.8 million were recorded in 2017, 2016 and 2015, respectively.